As filed with the Securities and Exchange Commission on July 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 66.9%
	Aerospace Products & Services: 3.0%
70,000	BE Aerospace, Inc. *	$2,619,400

	Apparel Manufacturing: 3.6%
18,000	Carter's, Inc. *	570,600
45,100	JoS. A. Bank Clothiers, Inc. *	2,575,210
		3,145,810

	Chemical Manufacturing: 2.8%
47,000	Abbott Laboratories	2,455,750

	Computer & Electronic Products: 5.9%
298,400	ION Geophysical Corp. *	3,010,856
32,000	Varian Medical Systems, Inc. *	2,161,280
		5,172,136

	Couriers & Messengers: 3.3%
31,200	FedEx Corp.	2,921,568

	Credit Intermediation: 14.0%
185,000	Bank of America Corp.	2,173,750
37,000	Cullen/Frost Bankers, Inc.	2,154,880
165,100	Euronet Worldwide, Inc. *	2,854,579
34,800	IBERIABANK Corp.	2,044,500
37,500	Visa, Inc.	3,039,750
		12,267,459

	Information Services: 4.1%
270,500	NIC, Inc.	3,532,730

	Machinery: 7.4%
322,100	3D Systems Corp.*	6,438,779

	Oil & Gas Extraction: 8.9%
148,200	Northern Oil & Gas, Inc. *	2,978,820
402,000	SandRidge Energy, Inc. *	4,550,640
33,800	Triangle Petroleum Corp. *	233,896
		7,763,356

	Professional, Scientific & Technical Services: 7.2%
202,500	EPIQ Systems, Inc.	3,029,400
156,000	Luminex Corp. *	3,255,720
		6,285,120

	Specialty Retail: 3.4%
49,400	O'Reilly Automotive, Inc. *	2,969,434

	Sporting & Recreation Goods: 3.3%
94,600	Pool Corp.	2,860,704

	TOTAL COMMON STOCKS
	(Cost $41,989,037)	58,432,246

Principal
Amount
	CORPORATE BONDS: 26.2%
	Air Transportation: 1.2%
	The Boeing Co.,
$1,000,000	3.750%, 11/20/2016	1,079,530

	Beverage Products : 1.7%
	The Coca-Cola Co.,
1,500,000	0.750%, 11/15/2013	1,493,211

	Building Material, Garden & Supplies Dealers: 2.6%
	The Home Depot, Inc.,
2,000,000	5.400%, 03/01/2016	2,256,452

	Cable & Other Subscriptions Programming: 1.0%
	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.,
850,000	6.375%, 06/15/2015	874,437

	Chemical Manufacturing: 4.5%
	E.I. Du Pont De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,057,609
	McKesson Corp.,
1,000,000	4.750%, 03/01/2021	1,052,954
	Merck & Co., Inc.,
1,000,000	3.875%, 01/15/2021	1,009,446
	Pfizer, Inc.,
700,000	6.200%, 03/15/2019	827,529
		3,947,538

	Computer & Electronic Products: 0.9%
	Hewlett-Packard Co.,
500,000	3.750%, 12/01/2020	495,073
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	265,567
		760,640
	Credit Intermediation: 3.2%
	BB&T Corp.,
1,000,000	4.900%, 06/30/2017	1,080,298
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	536,967
	Whitney National Bank,
1,150,000	5.875%, 04/01/2017	1,164,013
		2,781,278

	Food Manufacturing: 1.7%
	Kraft Foods, Inc.,
400,000	5.250%, 10/01/2013	436,176
1,000,000	5.375%, 02/10/2020	1,096,537
		1,532,713

	Furniture & Related Products: 1.9%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/2014	1,631,979

	General Merchandising: 0.5%
	Wal-Mart Stores, Inc.,
500,000	3.250%, 10/25/2020	483,300

	Insurance Carriers: 0.9%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	754,845

	Motion Picture & Entertainment: 0.6%
	Viacom, Inc.,
500,000	3.500%, 04/01/2017	510,493

	Oil & Gas: 1.2%
	Shell International Finance Corp.,
1,000,000	1.875%, 03/25/2013	1,022,382

	Rental & Leasing Services: 1.2%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	1,045,000

	Securities & Financial Services: 0.3%
250,000	Merrill Lynch & Co., Inc.,
	6.875%, 11/15/2018	285,412

	Telecommunications: 1.2%
	Vodafone Group PLC,
1,000,000	4.375%, 03/16/2021	1,019,909

	Transportation Equipment: 1.6%
	General Dynamics Corp.,
300,000	5.375%, 08/15/2015	340,519
	Lockheed Martin Corp.,
1,000,000	4.250%, 11/15/2019	1,038,258
		1,378,777
	TOTAL CORPORATE BONDS
	(Cost $21,528,517)	22,857,896

	SHORT-TERM INVESTMENTS: 3.6%
Shares	Money Market Funds: 3.6%
	Federated Treasury Obligation Fund- Trust Shares,
2,368,231	0.010%^	2,368,231
	Fidelity Money Market Portfolio-Select Class,
804,548	0.114%^	804,548

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,172,779)	3,172,779

	TOTAL INVESTMENTS IN SECURITIES: 96.7%
	(Cost $66,690,333)	84,462,921
	Other Assets in Excess of Liabilities: 3.3%	2,853,797
	TOTAL NET ASSETS: 100.0%	$87,316,718

*	Non-income producing security.
^	7-day yield as of May 31, 2011.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows+:

Cost of investments		$66,690,333
Gross unrealized appreciation		19,050,872
Gross unrealized depreciation		(1,278,284)
Net unrealized appreciation		$17,772,588

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual reports.

Villere Balanced Fund

Summary of Fair Value Exposure at May 31, 2011 (Unaudited)

Villere Balanced Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2011:

Description	Level 1		Level 2	Level 3	Total
Common Stocks^	$58,432,246		$-	$-	$58,432,246
Corporate Bonds^	-		22,857,896	-	22,857,896
Short-Term Investments	3,172,779		-	-	3,172,779
Total Investments in Securities	$61,605,025	$	$ 22,857,896	$-	$84,462,921

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date  July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

DateJuly 26, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  July 20, 2011

* Print the name and title of each signing officer under his or her signature.